Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment acquired
	December 31,
	2021	2020
Cost
Furniture and fixtures	$13,341	$-
Software	26,219	-
Total cost	39,560	-
Accumulated depreciation	(10,050)	-

Total property and equipment, net	$29,510	$-